UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

           For the monthly distribution period from:
               April 13, 2017 to May 12, 2017

     Commission File Number of issuing entity: 333-177354-03
       Central Index Key Number of issuing entity: 0001555902

          UBS-Barclays Commercial Mortgage Trust 2012-C3
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-177354
         Central Index Key Number of depositor: 0001532799

          UBS Commercial Mortgage Securitization Corp.
      (Exact name of depositor as specified in its charter)

          Central Index Key Number of sponsor: 0001541886
                 UBS Real Estate Securities Inc.
       (Exact name of sponsor as specified in its charter)

          Central Index Key Number of sponsor: 0000312070
                        Barclays Bank PLC
       (Exact name of sponsor as specified in its charter)

          Central Index Key Number of sponsor: 0001682523
         Starwood Mortgage Funding II LLC (formerly known
              as Archetype Mortgage Funding II LLC)
       (Exact name of sponsor as specified in its charter)

          Central Index Key Number of sponsor: 0001089877
                  KeyBank National Association
       (Exact name of sponsor as specified in its charter)

         Central Index Key Number of sponsor: 0000040554
              General Electric Capital Corporation
       (Exact name of sponsor as specified in its charter)

          Central Index Key Number of sponsor: 0001175134
                      RAIT Partnership, L.P.
       (Exact name of sponsor as specified in its charter)

                Alfred Fernandez  (212) 713-3781
(Name and telephone number, including area code, of the person to contact in connection with this filing)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 46-1012551
                  Upper Tier Remic 46-1132084
                   Grantor Trust 46-6292860
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                             92705
                          (Zip Code)

                        (212) 713-2000
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         During the distribution period from April 13, 2017 to May 12,
         2017 no assets securitized by UBS Commercial Mortgage Securitization Corp. (the "Depositor") and held by UBS-Barclays Commercial Mortgage Trust 2012-C3 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor filed a Form ABS-15G on pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2017. The
         CIK number of the Depositor is 0001532799.

         UBS Real Estate Securities Inc. ("UBS"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
         May 08, 2017.  The CIK number of UBS is 0001541886.

         Barclays Bank PLC ("Barclays"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
         May 12, 2017.   The CIK number of Barclays is 0000312070.

         Starwood Mortgage Funding II LLC, formerly known as Archetype Mortgage Funding II LLC, one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017.
         The CIK number of Starwood Mortgage Funding II LLC, formerly known as Archetype Mortgage Funding II LLC is 0001682523.
         Starwood Mortgage Capital LLC, formerly known as Archetype
         Mortgage Capital LLC, the direct parent of Starwood Mortgage
         Funding II LLC, formerly known as Archetype Mortgage Funding II LLC, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of Starwood Mortgage Capital LLC, formerly known as Archetype Mortgage Capital LLC is 0001548405.

         KeyBank National Association ("KeyBank"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
         April 28, 2017.  The CIK number of KeyBank is 0001089877.

         GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation, one of the sponsors and mortgage loan sellers), filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 17, 2017. The CIK number of GE Capital US
         Holdings, Inc. is 0001660492.

         RAIT Partnership, L.P. ("RAIT"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 26, 2017. The CIK number of RAIT is 0001175134.


Part II - OTHER INFORMATION

Item 6.  Significant Obligors of Pool Assets.
         The 1000 Harbor Boulevard Mortgage Loan is a Significant
         Obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for UBS-Barclays Commercial Mortgage Trust 2012-C3.

         Based on the borrower's operating statement with an end date of December 31, 2016, Loan 30291174 (Prospectus Supplement ID 1, 1000 Harbor Boulevard) had a year-to-date 2016 Net Operating Income of $8,349,894.56 as of December 31, 2016.

Item 10. Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2012-C3, relating to the May 12, 2017 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)


/s/ David Schell
Name:  David Schell
Title: Executive Director


/s/ Nicholas Galeone
Name:  Nicholas Galeone
Title: Executive Director

Date:    May 22, 2017


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2012-C3, relating to the May 12, 2017 distribution.